Subsequent event	12 Months Ended
Dec. 31, 2022
Subsequent event
Subsequent event

19.Subsequent event

The Company maintains bank accounts with the Silicon Valley Bank (SVB) and at December 31, 2022, less than 0.2% of its total cash, cash equivalents and short term investments was held with the SVB. As March 10, 2023, the SVB was closed by the California Department of Financial Protection and Innovation and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as the receiver. At that time, the equivalent of 0.3% of its December 31, 2022 total cash, cash equivalents and short term investments was held with the SVB, consisting of both insured and uninsured deposits. The Department of the Treasury, the Federal Reserve and the FDIC indicated that all depositors of SVB would have access to all of their money after only one business day of closure, including funds held in uninsured deposit accounts. Subsequent to that date, the Company has been able to use these funds to pay suppliers, however an estimate of the financial effect on such deposits cannot be made at this time.